Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash & Cash Equivalents	$ 3,100	$ 30,320	$ 37,112
Prepaid Expenses	0	7,522	0
Total current assets	3,100	37,842	37,112
Non Current Assets		0	0
TOTAL ASSETS	3,100	37,842	37,112
Current Liabilities
Accounts payable and accrued expenses	15,822	1,794	0
Due to related parties	43,082	0	1,509
Total Liabilities	58,904	1,794	1,509
Stockholders' Equity
Common stock, ($0.0001 par value, 100,000,000 shares authorized 10,220,830 as of December 31, 2020 and December 31, 2019	1,022	1,022	184
Additional Paid in Capital	43,026	43,026	37,790
Accumulated Deficit	(99,852)	(8,000)	(2,371)
Total Stockholders' Equity	(55,804)	36,048	35,603
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 3,100	$ 37,842	$ 37,112